INCOME TAX EXPENSE (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
SCHEDULE OF INCOME TAX EXPENSE

The provision for income taxes consisted of the following:

	For the years ended December 31,
	2023	2024	2025
	S$’000	S$’000	S$’000
Current year income tax expense	117	4	-
(Over)/Under-provision in prior year	-	(5)	4
Income tax expense/(benefit)	117	(1)	4

SCHEDULE OF DEFERRED TAX ASSETS

The components of the deferred tax assets are as follows:

	As of December 31,
	2024	2025
	S$’000	S$’000
Tax loss carrying forwards	138	918

Deferred tax assets	23	156
Valuation allowance	(23)	(156)
Total deferred tax assets, net	-	-

SCHEDULE OF RECONCILIATION OF INCOME TAX RATE

Below is the reconciliation of the statutory tax rate to the effective tax rate after the adoption of ASU 2023-09:

	For the years ended December 31,
	2023		2024		2025
	S$’000	Effective Tax rate	S$’000	Effective Tax rate	S$’000	Effective Tax rate
Income tax expense at Cayman statutory rate	-	-	-	-	-	-
Effect of foreign tax rates	210	17.00%	29	17.00%	(231)	17.00%
Tax effect on non-deductible expenses	7	0.57%	10	5.85%	11	-0.81%
Tax effect on non-taxable income	(9)	-0.73%	-	-	-	-
Corporate tax exemption	(17)	-1.38%	(22)	-12.87%	-	-
Deferred tax assets not recognized	-	-	-	-	165	-12.13%
Effect of lower tax rates in foreign jurisdictions	-	-	23	13.45%	74	-5.44%
(Over)/Under-provision in prior year	-		(5)	-2.92%	4	-0.29%
Corporate tax rebate	(40)	-3.24%	(16)	-9.36%	-	-%
Utilization of prior year tax losses	(34)	-2.75%	(20)	-11.70%	(19)	1.40%
Income tax expense/(benefit)	117	9.47%	(1)	-0.55%	4	-0.28%